COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Long-term Purchase Commitment, Amount	¥ 0	¥ 2,702
Equipment [Member]
Long-term Purchase Commitment, Amount	¥ 0	¥ 2,702